Stock-Based Compensation (Details 3) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Share-based compensation
Stock-based compensation expense, net of tax	$ 150,000	$ 131,000	$ 105,000
Shares reserved
Shares available for future grant at the end of the period	215,949	246,852	300,984
Shares reserved for future issuance under all stock-related benefit plans at the end of the period	276,481	344,848	417,642
2011 ESPP and Stock Option Exercises
Share-based compensation
Maximum contribution limit as percentage of base compensation (as a percent)	10.00%
Stock purchase price as a percentage of the fair market value on the purchase date	95.00%
Stock-based compensation expense, net of tax	$ 0